Pensions and other post-retirement benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) employee director chairman	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of defined benefit plans [line items]
Percentage of allowance for promotion-related salary growth (up to)	0.80%
Actuarial assumption of mortality rates
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,694
Effect on pension and other post-retirement benefit expense in 2018, Increase	56
Government issued nominal bonds
Disclosure of defined benefit plans [line items]
Amount contributed to fair value of plan assets	5,926	$ 3,196	$ 3,097
Government issued index-linked bonds
Disclosure of defined benefit plans [line items]
Amount contributed to fair value of plan assets	16,179	9,388	6,430
Funded
Disclosure of defined benefit plans [line items]
Aggregate contributions	637	651	1,066
Expected aggregate contributions	600
United Kingdom | Government issued nominal bonds
Disclosure of defined benefit plans [line items]
Government issued nominal bonds under liability driven investments LDI	2,588	423
United Kingdom | Government issued index-linked bonds
Disclosure of defined benefit plans [line items]
Index linked bonds under liability driven investments	$ 16,177	9,384
Domestic defined benefit plans | United Kingdom
Disclosure of defined benefit plans [line items]
Number of member-nominated directors in trustee board (director) | director	4
Number of company-nominated directors In trustee board (director) | director	4
Number of company-nominated independent directors in trustee board (director) | director	1
Number of company-nominated independent chairman in trustee board (chairman) | chairman	1
Contribution coverage period	5 years
Period for notice of termination of funding	2 years
Period for contractually committed funding	7 years
Contractually committed funding for current services	$ 2,623
Contractually committed funding for prior services	$ 106
Percentage of plan asset transfers from equity to bonds investment instrument	15.00%
Domestic defined benefit plans | United Kingdom | Interest rate swaps
Disclosure of defined benefit plans [line items]
Amount contributed to fair value of plan assets	$ 1,333	4,450
Derivatives, amount contributed to fair value of plan assets	49	144
Domestic defined benefit plans | United Kingdom | Government issued nominal bonds
Disclosure of defined benefit plans [line items]
Amount contributed to fair value of plan assets	2,663	489	393
Domestic defined benefit plans | United Kingdom | Government issued index-linked bonds
Disclosure of defined benefit plans [line items]
Amount contributed to fair value of plan assets	$ 16,177	9,384	6,425
Foreign defined benefit plans | US
Disclosure of defined benefit plans [line items]
Number of companies employees serving as investment committee members (employee) | employee	6
Percentage of plan asset transfers from equity to bonds investment instrument	5.00%
Foreign defined benefit plans | US | Government issued nominal bonds
Disclosure of defined benefit plans [line items]
Amount contributed to fair value of plan assets	$ 1,777	1,438	1,527
Foreign defined benefit plans | US | Government issued index-linked bonds
Disclosure of defined benefit plans [line items]
Amount contributed to fair value of plan assets	$ 0	$ 0	$ 0